Restatement of Previously Issued Consolidated Financial Statements - Schedule of Condensed Statement of Comprehensive Income (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Schedule of Condensed Statement of Comprehensive Income [Line Items]
Loss on fair value of warrants	$ 1,590,162		$ (20,623,381)
Loss before income tax	(18,936,454)	(1,839,709)
Loss after tax	(18,936,454)	(1,839,709)
Total loss for the year	$ (18,936,454)	$ (1,839,709)
Loss per share for the year (in Dollars per share)	$ 0.21	$ 18,397.09
Basic loss per share (in Dollars per share)	$ 0.21	$ 18,397.09
As Previously Reported [Member]
Schedule of Condensed Statement of Comprehensive Income [Line Items]
Loss on fair value of warrants	$ 6,148,162
Loss before income tax	(14,378,454)
Loss after tax	(14,378,454)
Total loss for the year	$ (14,378,454)
Loss per share for the year (in Dollars per share)	$ 0.16
Basic loss per share (in Dollars per share)	$ 0.16
Adjustment [Member]
Schedule of Condensed Statement of Comprehensive Income [Line Items]
Loss on fair value of warrants	$ (4,558,000)
Loss before income tax	(4,558,000)
Loss after tax	(4,558,000)
Total loss for the year	$ (4,558,000)
Loss per share for the year (in Dollars per share)	$ 0.05
Basic loss per share (in Dollars per share)	$ 0.05